Loss Per Share	3 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Loss Per Share
Note 4 - Loss Per Share:

Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of the Company’s Common Stock assumed to be outstanding during the period of computation.  Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional shares of Common Stock that would have been outstanding if the potential shares of Common Stock had been issued and if the additional shares of Common Stock were dilutive.

For all periods presented, basic and diluted loss per share are the same, as any additional Common Stock equivalents would be anti-dilutive. Potentially dilutive shares of Common Stock have been excluded from the calculation of the weighted average number of dilutive shares of Common Stock as follows:

	September 30,
	2013	2012
Common stock to be issued upon conversion of convertible preferred stock	193,333	38,269
Outstanding warrants	282,866	400,968
Outstanding options	277,240	156,477

Total potentially dilutive shares of common stock	753,440	595,715